Expense Example	Nov. 25, 2025 USD ($)
FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
FolioBeyond Enhanced Fixed Income Premium ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,258